Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Schedule of Breakdown of Research and Development Expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Personnel expenses (Note 5)	(3,061,036)	(1,759,669)	(5,590,207)	(3,768,165)
Clinical expenses	(7,175,545)	(3,496,223)	(13,741,610)	(6,761,928)
Nonclinical expenses	(1,016,793)	(1,181,660)	(1,832,918)	(2,143,713)
Manufacturing costs	(2,419,143)	(1,601,980)	(5,883,668)	(2,920,172)
License costs	—	—	—	(500,000)
Intellectual Property costs	(49,120)	(21,067)	(187,723)	(38,075)

	(13,721,637)	(8,060,599)	(27,236,126)	(16,132,053)